PROPERTY, PLANT AND EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2016
Property Plant And Equipment Tables [Abstract]
Property Plant And Equipment TextBlock
NOTE 5 - Property, plant and equipment:
Property, plant and equipment, net, consisted of the following:
		September 30,	December 31,
		2016	2015

		(U.S. $ in millions)
	Machinery and equipment	$5,947	$5,071
	Buildings	3,480	2,591
	Computer equipment and other assets	1,740	1,492
	Payments on account	616	525
	Land*	459	394
		12,242	10,073
	Less—accumulated depreciation	3,863	3,529
		$8,379	$6,544

*	Land includes long-term leasehold rights in various locations, with useful lives of between 30 and 99 years.